BORROWINGS - Repayments on Non-Recourse Borrowings (Details) - Non-recourse borrowings - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 59,551	$ 46,552
Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	60,655
Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(1,104)
2026 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	6,175
2026 | Total principal repayments | Canadian diversified midstream operation
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	800
2027 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,961
2028 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	7,306
2029 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	7,436
2030 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	10,098
Thereafter | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	26,679
Utilities
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	15,101	13,586
Utilities | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	15,207
Utilities | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(106)
Utilities | 2026 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	778
Utilities | 2027 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	952
Utilities | 2028 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,750
Utilities | 2029 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,232
Utilities | 2030 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,935
Utilities | Thereafter | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	5,560
Transport
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	12,010	11,319
Transport | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	12,393
Transport | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(383)
Transport | 2026 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,617
Transport | 2027 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	613
Transport | 2028 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	919
Transport | 2029 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	883
Transport | 2030 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,340
Transport | Thereafter | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	6,021
Midstream
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	16,504	11,512
Midstream | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	16,755
Midstream | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(251)
Midstream | 2026 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,260
Midstream | 2027 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	532
Midstream | 2028 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	663
Midstream | 2029 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,302
Midstream | 2030 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,028
Midstream | Thereafter | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	10,970
Data
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	15,936	$ 10,135
Data | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	16,300
Data | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(364)
Data | 2026 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,520
Data | 2027 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	864
Data | 2028 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,974
Data | 2029 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	3,019
Data | 2030 | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,795
Data | Thereafter | Total principal repayments
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 4,128